Accounts Receivable, Net - Accounts Receivable Activity (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Accounts receivable	$ 49,565	$ 42,672
Less: allowance for current expected credit losses	(14,897)	(9,869)	$ (6,336)	$ (1,535)
Accounts receivable, net	$ 34,668	$ 32,803